Taxation - Per share effect of tax holidays (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Net gain per ordinary share effect-basic	¥ 0.11	¥ 0.13	¥ 0.22
Net gain per ordinary share effect-diluted	¥ 0.10	¥ 0.12	¥ 0.22